SEGMENT INFORMATION (Revenue by product) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Net sales	$ 8,735,435	$ 10,192,818	$ 11,454,807
Semi-finished
Disclosure of products and services [line items]
Net sales	3,632	51,496	103,099
Slabs
Disclosure of products and services [line items]
Net sales	1,047,311	1,753,090	1,818,235
Hot rolled
Disclosure of products and services [line items]
Net sales	2,880,055	3,275,941	3,961,144
Cold rolled
Disclosure of products and services [line items]
Net sales	1,101,963	1,165,406	1,264,940
Coated
Disclosure of products and services [line items]
Net sales	3,015,132	3,263,463	3,506,040
Roll-formed and tubular
Disclosure of products and services [line items]
Net sales	413,337	380,688	437,514
Other products
Disclosure of products and services [line items]
Net sales	274,005	302,734	363,835
Total sales
Disclosure of products and services [line items]
Net sales	$ 8,735,435	$ 10,192,818	$ 11,454,807